Additional information - Financial Statement Schedule I - Reconciliations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IFRS profit/(loss) reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	£ (43,802)	£ (32,124)	£ (61,478)
Profit/(loss) for the year	(42,954)	(33,023)	(113,159)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(331,965)	(287,504)	(256,603)
IFRS equity	150,363	193,733	144,890	£ 103,950
Parent
IFRS profit/(loss) reconciliation:
Profit/(loss) for the year	848	(899)	(51,681)
IFRS equity reconciliation:
IFRS equity	£ 482,328	£ 481,237	£ 401,493	£ 293,757